Dividends - Disclosure of interim dividends paid (Parenthetical) (Details) - $ / shares	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Common Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	$ 260	$ 300
Convertible Preferred Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	$ 260	$ 300